Income taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred tax assets, tax credit carryforwards, foreign	$ 101	$ 96
Valuation allowance	135	130
Undistributed earnings of foreign subsidiaries	1,400
Deferred tax liabilities, undistributed foreign earnings	170
Tax reserves	109	109	$ 106	$ 138
Impact on effective tax rate if tax reserves were unnecessary	109
Accrued interest, related to income taxes in the balance sheet	41
Additional tax expense related to interest	2	$ 6
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required	25
Unrealized capital loss	$ 34